PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the fair value of plan assets (Details) - Plan assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset)
Employer contributions	$ 27,000
Pension benefits
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	361,232	$ 321,117
Actual return on plan assets	29,789	28,189
Employer contributions	26,817	20,682
Plan participants' contributions	6,728	6,946
Benefits and settlements paid	(16,695)	(16,125)
Administrative fees	234	423
Fair value of plan assets at the end of the year	408,105	361,232
Postretirement benefits
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	0	0
Employer contributions	467	451
Benefits and settlements paid	(467)	(451)
Fair value of plan assets at the end of the year	$ 0	$ 0